Related Parties - Transactions and Balances (Details) - Schedule of balances with related parties - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Schedule of balances with related parties [Abstract]
Related party accrued liability		$ 72
Related party liability, refer to note 6		$ 17,748